Distribution Date:	12/17/25	Morgan Stanley Capital I Trust 2019-H6
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2019-H6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61769JAW1	2.259000%	18,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61769JAX9	3.228000%	21,100,000.00	458,703.56	458,703.56	1,233.91	0.00	0.00	459,937.47	0.00	0.00%	30.00%
A-SB	61769JAY7	3.224000%	27,300,000.00	18,705,137.05	486,261.85	50,254.47	0.00	0.00	536,516.32	18,218,875.20	32.92%	30.00%
A-3	61769JAZ4	3.158000%	190,000,000.00	190,000,000.00	29,541,296.43	500,016.67	0.00	0.00	30,041,313.10	160,458,703.57	32.92%	30.00%
A-4	61769JBA8	3.417000%	224,382,000.00	224,382,000.00	0.00	638,927.75	0.00	0.00	638,927.75	224,382,000.00	32.92%	30.00%
A-S	61769JBD2	3.700000%	63,532,000.00	63,532,000.00	0.00	195,890.33	0.00	0.00	195,890.33	63,532,000.00	22.34%	20.75%
B	61769JBE0	3.902000%	26,615,000.00	26,615,000.00	0.00	86,543.11	0.00	0.00	86,543.11	26,615,000.00	17.92%	16.88%
C	61769JBF7	4.154000%	30,908,000.00	30,908,000.00	0.00	106,993.19	0.00	0.00	106,993.19	30,908,000.00	12.77%	12.38%
D	61769JAC5	3.000000%	14,080,000.00	14,080,000.00	0.00	35,200.00	0.00	0.00	35,200.00	14,080,000.00	10.43%	10.32%
E-RR	61769JAF8	4.569323%	12,534,000.00	12,534,000.00	0.00	47,726.58	0.00	0.00	47,726.58	12,534,000.00	8.34%	8.50%
F-RR	61769JAH4	4.569323%	10,303,000.00	10,303,000.00	0.00	39,231.45	0.00	0.00	39,231.45	10,303,000.00	6.63%	7.00%
G-RR	61769JAK7	4.569323%	7,727,000.00	7,727,000.00	0.00	29,422.64	0.00	0.00	29,422.64	7,727,000.00	5.34%	5.88%
H-RR	61769JAM3	4.569323%	10,302,000.00	10,302,000.00	0.00	39,227.64	0.00	0.00	39,227.64	10,302,000.00	3.63%	4.38%
J-RR	61769JAP6	4.569323%	6,869,000.00	6,869,000.00	0.00	26,155.57	0.00	0.00	26,155.57	6,869,000.00	2.48%	3.38%
K-RR	61769JAR2	4.569323%	23,180,759.00	14,921,416.97	0.00	16,628.40	0.00	0.00	16,628.40	14,921,416.97	0.00%	0.00%
V	61769JAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61769JAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			686,832,759.00	631,337,257.58	30,486,261.84	1,813,451.71	0.00	0.00	32,299,713.55	600,850,995.74

X-A	61769JBB6	1.274356%	480,782,000.00	433,545,840.61	0.00	460,409.87	669,468.42	0.00	1,129,878.29	403,059,578.77
X-B	61769JBC4	0.708996%	121,055,000.00	121,055,000.00	0.00	71,522.91	0.00	0.00	71,522.91	121,055,000.00
X-D	61769JAA9	1.569323%	14,080,000.00	14,080,000.00	0.00	18,413.40	0.00	0.00	18,413.40	14,080,000.00
Notional SubTotal			615,917,000.00	568,680,840.61	0.00	550,346.18	669,468.42	0.00	1,219,814.60	538,194,578.77

Deal Distribution Total					30,486,261.84	2,363,797.89	669,468.42	0.00	33,519,528.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61769JAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61769JAX9	21.73950521	21.73950521	0.05847915	0.00000000	0.00000000	0.00000000	0.00000000	21.79798436	0.00000000
A-SB	61769JAY7	685.16985531	17.81178938	1.84082308	0.00000000	0.00000000	0.00000000	0.00000000	19.65261245	667.35806593
A-3	61769JAZ4	1,000.00000000	155.48050753	2.63166668	0.00000000	0.00000000	0.00000000	0.00000000	158.11217421	844.51949247
A-4	61769JBA8	1,000.00000000	0.00000000	2.84750002	0.00000000	0.00000000	0.00000000	0.00000000	2.84750002	1,000.00000000
A-S	61769JBD2	1,000.00000000	0.00000000	3.08333328	0.00000000	0.00000000	0.00000000	0.00000000	3.08333328	1,000.00000000
B	61769JBE0	1,000.00000000	0.00000000	3.25166673	0.00000000	0.00000000	0.00000000	0.00000000	3.25166673	1,000.00000000
C	61769JBF7	1,000.00000000	0.00000000	3.46166656	0.00000000	0.00000000	0.00000000	0.00000000	3.46166656	1,000.00000000
D	61769JAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61769JAF8	1,000.00000000	0.00000000	3.80776927	0.00000000	0.00000000	0.00000000	0.00000000	3.80776927	1,000.00000000
F-RR	61769JAH4	1,000.00000000	0.00000000	3.80776958	0.00000000	0.00000000	0.00000000	0.00000000	3.80776958	1,000.00000000
G-RR	61769JAK7	1,000.00000000	0.00000000	3.80777016	0.00000000	0.00000000	0.00000000	0.00000000	3.80777016	1,000.00000000
H-RR	61769JAM3	1,000.00000000	0.00000000	3.80776937	0.00000000	0.00000000	0.00000000	0.00000000	3.80776937	1,000.00000000
J-RR	61769JAP6	1,000.00000000	0.00000000	3.80776969	0.00000000	0.00000000	0.00000000	0.00000000	3.80776969	1,000.00000000
K-RR	61769JAR2	643.69837804	0.00000000	0.71733630	1.73371890	28.50392215	0.00000000	0.00000000	0.71733630	643.69837804
V	61769JAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61769JAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61769JBB6	901.75139795	0.00000000	0.95762710	0.00000000	0.00000000	1.39245733	0.00000000	2.35008442	838.34165749
X-B	61769JBC4	1,000.00000000	0.00000000	0.59082987	0.00000000	0.00000000	0.00000000	0.00000000	0.59082987	1,000.00000000
X-D	61769JAA9	1,000.00000000	0.00000000	1.30776989	0.00000000	0.00000000	0.00000000	0.00000000	1.30776989	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/25 - 11/30/25	30	0.00	1,233.91	0.00	1,233.91	0.00	0.00	0.00	1,233.91	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	50,254.47	0.00	50,254.47	0.00	0.00	0.00	50,254.47	0.00
A-3	11/01/25 - 11/30/25	30	0.00	500,016.67	0.00	500,016.67	0.00	0.00	0.00	500,016.67	0.00
A-4	11/01/25 - 11/30/25	30	0.00	638,927.75	0.00	638,927.75	0.00	0.00	0.00	638,927.75	0.00
X-A	11/01/25 - 11/30/25	30	0.00	460,409.87	0.00	460,409.87	0.00	0.00	0.00	460,409.87	0.00
X-B	11/01/25 - 11/30/25	30	0.00	71,522.91	0.00	71,522.91	0.00	0.00	0.00	71,522.91	0.00
X-D	11/01/25 - 11/30/25	30	0.00	18,413.40	0.00	18,413.40	0.00	0.00	0.00	18,413.40	0.00
A-S	11/01/25 - 11/30/25	30	0.00	195,890.33	0.00	195,890.33	0.00	0.00	0.00	195,890.33	0.00
B	11/01/25 - 11/30/25	30	0.00	86,543.11	0.00	86,543.11	0.00	0.00	0.00	86,543.11	0.00
C	11/01/25 - 11/30/25	30	0.00	106,993.19	0.00	106,993.19	0.00	0.00	0.00	106,993.19	0.00
D	11/01/25 - 11/30/25	30	0.00	35,200.00	0.00	35,200.00	0.00	0.00	0.00	35,200.00	0.00
E-RR	11/01/25 - 11/30/25	30	0.00	47,726.58	0.00	47,726.58	0.00	0.00	0.00	47,726.58	0.00
F-RR	11/01/25 - 11/30/25	30	0.00	39,231.45	0.00	39,231.45	0.00	0.00	0.00	39,231.45	0.00
G-RR	11/01/25 - 11/30/25	30	0.00	29,422.64	0.00	29,422.64	0.00	0.00	0.00	29,422.64	0.00
H-RR	11/01/25 - 11/30/25	30	0.00	39,227.64	0.00	39,227.64	0.00	0.00	0.00	39,227.64	0.00
J-RR	11/01/25 - 11/30/25	30	0.00	26,155.57	0.00	26,155.57	0.00	0.00	0.00	26,155.57	0.00
K-RR	11/01/25 - 11/30/25	30	618,199.67	56,817.32	0.00	56,817.32	40,188.92	0.00	0.00	16,628.40	660,742.55
Totals			618,199.67	2,403,986.81	0.00	2,403,986.81	40,188.92	0.00	0.00	2,363,797.89	660,742.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	33,519,528.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,416,932.46	Master Servicing Fee	5,866.50
Interest Reductions due to Nonrecoverability Determination	(26,608.33)	Certificate Administrator Fee	5,361.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	263.06
ARD Interest	0.00	Operating Advisor Fee	1,136.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	189.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,390,324.13	Total Fees	12,816.48

Principal		Expenses/Reimbursements
Scheduled Principal	486,261.84	Reimbursement for Interest on Advances	(19.41)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	30,000,000.00	Special Servicing Fees (Monthly)	13,729.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	30,486,261.84	Total Expenses/Reimbursements	13,709.76

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	669,468.42	Interest Distribution	2,363,797.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	30,486,261.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	669,468.42
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	669,468.42	Total Payments to Certificateholders and Others	33,519,528.15
Total Funds Collected	33,546,054.39	Total Funds Distributed	33,546,054.39

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	631,337,257.58	631,337,257.58	Beginning Certificate Balance	631,337,257.58
(-) Scheduled Principal Collections	486,261.84	486,261.84	(-) Principal Distributions	30,486,261.84
(-) Unscheduled Principal Collections	30,000,000.00	30,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	600,850,995.74	600,850,995.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	631,396,229.90	631,396,229.90	Ending Certificate Balance	600,850,995.74
Ending Actual Collateral Balance	600,934,948.09	600,934,948.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	79,563,923.58	13.24%	40	5.0700	NAP	Defeased	6	79,563,923.58	13.24%	40	5.0700	NAP
10,000,000 or less	24	141,079,149.11	23.48%	40	4.7469	1.782223	1.40 or less	12	88,348,518.16	14.70%	40	4.8400	0.975087
10,000,001.00 to 20,000,000	11	153,087,907.04	25.48%	34	4.7540	1.958180	1.41 to 1.60	4	26,063,142.94	4.34%	40	5.0416	1.519432
20,000,001.00 to 30,000,000	3	83,849,205.66	13.96%	41	4.2159	2.840538	1.61 to 1.80	2	16,835,080.31	2.80%	37	5.3931	1.710000
30,000,001.00 to 40,000,000	2	78,270,810.35	13.03%	39	4.1873	2.504860	1.81 to 2.00	3	25,601,268.80	4.26%	40	4.8475	1.910308
40,000,001.00 to greater	1	65,000,000.00	10.82%	41	4.4450	2.010000	2.01 to 2.20	3	84,611,186.93	14.08%	41	4.5040	2.038750
Totals	47	600,850,995.74	100.00%	39	4.6118	2.095912	2.21 or greater	17	279,827,875.02	46.57%	37	4.3335	2.645014
							Totals	47	600,850,995.74	100.00%	39	4.6118	2.095912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	15	79,563,923.58	13.24%	40	5.0700	NAP
							Defeased	15	79,563,923.58	13.24%	40	5.0700	NAP
Arizona	1	3,000,000.00	0.50%	40	5.1000	1.970000
							Industrial	1	4,074,667.46	0.68%	41	5.1100	2.260000
California	17	171,984,361.21	28.62%	41	4.3386	2.254707
							Lodging	6	81,494,539.51	13.56%	41	4.6804	2.357246
Delaware	2	12,500,000.00	2.08%	36	5.5780	1.710000
							Mixed Use	4	27,284,350.53	4.54%	40	5.0211	1.778329
Florida	1	5,000,000.00	0.83%	41	4.8500	2.250000
							Multi-Family	5	62,398,848.68	10.39%	40	4.2153	2.425735
Georgia	3	32,058,625.61	5.34%	39	4.8292	2.387453
							Office	8	121,535,970.82	20.23%	32	4.6077	1.921777
Hawaii	186	39,999,999.99	6.66%	38	4.3100	2.720000
							Other	186	39,999,999.99	6.66%	38	4.3100	2.720000
Illinois	1	25,900,000.00	4.31%	41	4.4800	2.440000
							Retail	26	181,498,695.31	30.21%	41	4.5050	2.019973
Michigan	3	7,083,979.51	1.18%	41	4.7608	0.894279
							Self Storage	1	3,000,000.00	0.50%	40	5.1000	1.970000
Mississippi	1	12,379,814.78	2.06%	41	5.3300	1.180000
							Totals	252	600,850,995.74	100.00%	39	4.6118	2.095912
Nevada	1	15,500,000.00	2.58%	41	4.2480	2.960000

New York	7	77,214,925.29	12.85%	28	4.3615	2.310225

North Carolina	2	21,117,239.75	3.51%	41	4.8165	2.048373

Ohio	1	3,749,643.02	0.62%	40	4.8300	2.670000

Pennsylvania	2	23,093,671.85	3.84%	40	4.6685	1.142479

Tennessee	1	11,100,000.00	1.85%	39	4.6470	(0.290000)

Texas	4	30,091,463.47	5.01%	41	4.9643	1.667880

Virginia	1	3,796,398.97	0.63%	41	5.2600	1.560000

Wisconsin	3	25,716,948.85	4.28%	39	4.5901	2.469104

Totals	252	600,850,995.74	100.00%	39	4.6118	2.095912

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	79,563,923.58	13.24%	40	5.0700	NAP	Defeased	6	79,563,923.58	13.24%	40	5.0700	NAP
	4.4990% or less	11	294,678,016.96	49.04%	40	4.2541	2.514419	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9990%	20	148,165,799.28	24.66%	34	4.7572	1.624186	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	10	78,443,255.92	13.06%	39	5.2164	1.714612	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	600,850,995.74	100.00%	39	4.6118	2.095912	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	41	521,287,072.16	86.76%	38	4.5419	2.141033
								Totals	47	600,850,995.74	100.00%	39	4.6118	2.095912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	79,563,923.58	13.24%	40	5.0700	NAP	Defeased	6	79,563,923.58	13.24%	40	5.0700	NAP
	58 months or less	41	521,287,072.16	86.76%	38	4.5419	2.141033	Interest Only	18	330,284,361.21	54.97%	37	4.4570	2.212924
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	23	191,002,710.95	31.79%	40	4.6887	2.016718
	Totals	47	600,850,995.74	100.00%	39	4.6118	2.095912	299 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	600,850,995.74	100.00%	39	4.6118	2.095912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	79,563,923.58	13.24%	40	5.0700	NAP			No outstanding loans in this group
Underwriter's Information		1	6,200,000.00	1.03%	40	5.1500	1.246888
	12 months or less	37	490,078,825.18	81.56%	40	4.5114	2.143076
	13 months to 24 months	1	4,074,667.46	0.68%	41	5.1100	2.260000
	25 months or greater	2	20,933,579.52	3.48%	(4)	4.9648	2.334863
	Totals	47	600,850,995.74	100.00%	39	4.6118	2.095912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316206	OF	West Hollywood	CA	Actual/360	4.445%	240,770.83	0.00	0.00	N/A	05/01/29	--	65,000,000.00	65,000,000.00	12/05/25
2A2	30316208	Various Various		CA	Actual/360	4.059%	129,451.02	0.00	0.00	N/A	05/06/29	--	38,270,810.35	38,270,810.35	12/06/25
2A7	30316213				Actual/360	4.059%	48,544.13	0.00	0.00	N/A	05/06/29	--	14,351,553.88	14,351,553.88	12/06/25
2A8	30316214				Actual/360	4.059%	31,666.95	0.00	0.00	N/A	05/06/29	--	9,361,996.98	9,361,996.98	12/06/25
3	30316215	LO	San Diego	CA	Actual/360	5.195%	249,235.94	102,985.21	0.00	N/A	04/01/29	--	57,571,342.79	57,468,357.58	12/01/25
4	30502482	98	Honolulu	HI	Actual/360	4.310%	143,666.67	0.00	0.00	N/A	02/07/29	--	40,000,000.00	40,000,000.00	12/07/25
5	30316216	MF	Long Island City	NY	Actual/360	3.784%	88,299.34	51,218.17	0.00	N/A	04/01/29	--	28,000,423.83	27,949,205.66	12/01/25
6	30316217	LO	Modesto	CA	Actual/360	4.390%	109,750.00	0.00	0.00	N/A	06/01/29	--	30,000,000.00	30,000,000.00	12/01/25
7	30316218	IN	Niles	IL	Actual/360	4.232%	105,800.00	30,000,000.00	0.00	06/01/29	05/01/30	--	30,000,000.00	0.00	01/01/26
8	30316220	RT	Chicago	IL	Actual/360	4.480%	96,693.33	0.00	0.00	N/A	05/01/29	--	25,900,000.00	25,900,000.00	12/01/25
9	30316221	RT	Waukesha	WI	Actual/360	4.480%	68,685.11	53,348.42	0.00	N/A	03/06/29	--	18,397,798.51	18,344,450.09	12/06/25
11A4	30502365	RT	Pittsburgh	PA	Actual/360	4.649%	30,213.40	11,035.15	0.00	N/A	03/06/29	--	7,797,844.35	7,786,809.20	12/06/25
11A5	30502366				Actual/360	4.649%	18,883.37	6,896.97	0.00	N/A	03/06/29	--	4,873,652.77	4,866,755.80	12/06/25
11A8	30502369				Actual/360	4.649%	22,660.05	8,276.37	0.00	N/A	03/06/29	--	5,848,383.07	5,840,106.70	12/06/25
12	30316223	OF	New York	NY	Actual/360	4.935%	63,743.75	0.00	0.00	N/A	04/06/24	--	15,500,000.00	15,500,000.00	11/06/25
13	30316224	MF	Henderson	NV	Actual/360	4.248%	54,870.00	0.00	0.00	N/A	05/01/29	--	15,500,000.00	15,500,000.00	12/01/25
14	30316225	LO	San Jose	CA	Actual/360	4.930%	61,625.00	0.00	0.00	N/A	04/01/29	--	15,000,000.00	15,000,000.00	12/01/25
15	30316226	LO	College Park	GA	Actual/360	4.620%	51,191.07	25,884.98	0.00	N/A	04/01/29	--	13,296,381.46	13,270,496.48	12/01/25
16	30316227	MU	Fayetteville	GA	Actual/360	5.110%	56,975.15	24,559.51	0.00	N/A	02/06/29	--	13,379,683.89	13,355,124.38	12/06/25
17	30316228	RT	Olive Branch	MS	Actual/360	5.330%	55,076.47	20,141.36	0.00	N/A	05/01/29	--	12,399,956.14	12,379,814.78	12/01/25
18	30316229	RT	Fayetteville	NC	Actual/360	4.600%	45,258.52	20,103.64	0.00	N/A	05/01/29	--	11,806,571.07	11,786,467.43	12/01/25
19	30316230	OF	Newark	DE	Actual/360	5.578%	58,104.17	0.00	0.00	N/A	12/06/28	--	12,500,000.00	12,500,000.00	12/05/25
20	30316231	OF	Nashville	TN	Actual/360	4.647%	42,984.75	0.00	0.00	03/06/29	12/06/29	--	11,100,000.00	11,100,000.00	01/06/25
21	30316232	LO	Cary	NC	Actual/360	5.090%	39,684.91	25,198.11	0.00	N/A	04/06/29	--	9,355,970.43	9,330,772.32	12/06/25
22	30503159	OF	New York	NY	Actual/360	3.914%	32,616.67	0.00	0.00	N/A	03/11/29	--	10,000,000.00	10,000,000.00	12/11/25
23	30316233	LO	Lubbock	TX	Actual/360	4.930%	34,822.38	15,770.03	0.00	N/A	04/06/29	--	8,476,035.99	8,460,265.96	07/06/25
24	30316234	MF	Bronx	NY	Actual/360	4.598%	34,485.00	0.00	0.00	N/A	05/01/29	--	9,000,000.00	9,000,000.00	12/01/25
25	30316235	MU	Frisco	TX	Actual/360	5.050%	35,291.91	13,297.43	0.00	N/A	05/06/29	--	8,386,195.92	8,372,898.49	12/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30316236	RT	Sugar Land	TX	Actual/360	4.850%	31,667.54	10,547.81	0.00	N/A	06/01/29	--	7,835,267.31	7,824,719.50	12/01/25
27	30316237	Various Various		MI	Actual/360	4.750%	20,523.90	9,210.00	0.00	N/A	05/06/29	--	5,184,985.66	5,175,775.66	11/06/25
28	30316238	MU	Traverse City	MI	Actual/360	4.790%	7,630.39	3,374.89	0.00	N/A	05/06/29	--	1,911,578.74	1,908,203.85	12/06/25
29	30316239	RT	Oklahoma City	OK	Actual/360	5.020%	27,160.67	11,847.56	0.00	N/A	05/01/29	--	6,492,589.51	6,480,741.95	12/01/25
30	30316240	MF	Various	IL	Actual/360	4.400%	25,300.00	0.00	0.00	N/A	04/06/29	--	6,900,000.00	6,900,000.00	12/06/25
31	30316241	MF	Brooklyn	NY	Actual/360	5.150%	0.00	0.00	0.00	N/A	04/06/29	--	6,200,000.00	6,200,000.00	03/06/21
32	30316242	LO	Milledgeville	GA	Actual/360	4.650%	21,093.54	10,489.21	0.00	N/A	05/06/29	--	5,443,493.96	5,433,004.75	12/06/25
34	30316244	RT	Lake Jackson	TX	Actual/360	5.050%	22,902.84	8,680.23	0.00	N/A	04/06/29	--	5,442,259.75	5,433,579.52	12/06/25
35	30316245	MF	Douglasville	GA	Actual/360	4.750%	18,682.18	7,400.19	0.00	N/A	04/06/29	04/01/29	4,719,708.92	4,712,308.73	12/01/25
36	30316246	OF	Coral Springs	FL	Actual/360	4.850%	20,208.33	0.00	0.00	N/A	05/06/29	--	5,000,000.00	5,000,000.00	12/06/25
37	30316247	RT	Elm Grove	WI	Actual/360	4.860%	17,590.14	8,164.39	0.00	N/A	04/01/29	--	4,343,244.70	4,335,080.31	12/01/25
38	30316248	RT	Baldwinsville	NY	Actual/360	4.730%	17,729.83	7,001.60	0.00	N/A	06/06/29	--	4,498,053.77	4,491,052.17	12/06/25
39	30316249	RT	Philadelphia	PA	Actual/360	4.745%	18,189.17	0.00	0.00	N/A	06/06/29	--	4,600,000.00	4,600,000.00	12/06/25
40	30316250	IN	Hicksville	NY	Actual/360	5.110%	17,382.59	7,349.59	0.00	N/A	05/01/29	--	4,082,017.05	4,074,667.46	12/01/25
41	30316251	RT	Harrisonburg	VA	Actual/360	5.260%	16,664.76	5,448.17	0.00	N/A	05/01/29	--	3,801,847.14	3,796,398.97	12/01/25
42	30316252	MF	Middletown	OH	Actual/360	4.830%	15,115.71	5,811.88	0.00	N/A	04/06/29	--	3,755,454.90	3,749,643.02	12/06/25
43	30316253	RT	Greenfield	WI	Actual/360	4.870%	12,350.04	5,712.06	0.00	N/A	04/01/29	--	3,043,130.51	3,037,418.45	12/01/25
44	30316254	SS	Dewey	AZ	Actual/360	5.100%	12,750.00	0.00	0.00	N/A	04/01/29	--	3,000,000.00	3,000,000.00	12/01/25
45	30316255	MH	North Fort Myers	FL	Actual/360	4.840%	9,003.40	3,429.61	0.00	N/A	05/01/29	--	2,232,247.25	2,228,817.64	12/01/25
46	30316256	RT	Myrtle Beach	SC	Actual/360	4.950%	7,329.21	3,079.30	0.00	N/A	04/01/29	--	1,776,776.98	1,773,697.68	12/01/25
Totals							2,390,324.13	30,486,261.84	0.00				631,337,257.58	600,850,995.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,452,342.30	12,554,043.31	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	22,489,280.22	20,700,218.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	22,489,280.22	20,700,218.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A8	22,489,280.22	20,700,218.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	70,726,530.03	73,152,987.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	16,916,060.02	17,275,758.78	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,501,612.72	4,831,468.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,817,733.39	5,139,235.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,654,898.13	3,054,090.89	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,831,008.97	4,109,127.38	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	6,668,029.17	6,605,596.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A5	6,668,029.17	6,605,596.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8	6,668,029.17	6,605,596.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	07/11/24	0.00	0.00	63,436.98	63,436.98	0.00	0.00
13	2,338,851.27	1,358,789.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,840,744.00	4,056,501.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	10,411,673.92	8,043,812.68	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,380,325.83	2,333,340.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,244,972.65	1,150,021.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,480,718.87	1,728,386.85	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,439,375.00	11,379,928.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	617,035.03	(7,886.36)	01/01/25	03/31/25	10/13/25	0.00	0.00	42,816.31	478,048.67	0.00	0.00
21	1,561,940.19	1,652,224.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	55,953,698.19	57,381,411.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,090,013.31	0.00	--	--	--	0.00	0.00	50,463.79	252,781.29	0.00	0.00
24	530,890.05	536,269.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	586,038.11	906,052.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	758,361.35	1,096,950.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	319,161.00	0.00	--	--	--	0.00	0.00	29,712.30	29,712.30	0.00	0.00
28	171,226.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	06/11/24	1,387,059.01	182,563.52	(197.42)	1,247,575.18	0.00	0.00
32	991,775.83	1,520,648.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	591,082.57	584,973.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	603,608.77	562,428.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	733,152.90	117,812.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	292,511.58	163,321.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	396,268.36	455,506.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	691,663.43	706,835.89	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	491,591.64	561,006.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	339,982.41	313,174.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	296,228,776.40	298,635,668.78				1,387,059.01	182,563.52	186,231.96	2,071,554.42	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	30316218	30,000,000.00	Payoff w/ penalty	669,468.42	0.00
Totals		30,000,000.00		669,468.42	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	3	25,760,265.96	0	0.00	1	6,200,000.00	0	0.00	0	0.00	1	30,000,000.00	4.611836%	4.586913%	39
11/18/25	0	0.00	0	0.00	3	25,776,035.99	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	4.593930%	4.569323%	40
10/20/25	0	0.00	1	8,490,583.51	2	17,300,000.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	4.594071%	4.569462%	41
09/17/25	1	8,506,229.49	0	0.00	2	17,300,000.00	1	6,200,000.00	0	0.00	1	25,900,000.00	0	0.00	0	0.00	4.594226%	4.569615%	42
08/15/25	0	0.00	0	0.00	2	17,300,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594366%	4.569752%	43
07/17/25	0	0.00	0	0.00	2	17,300,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594505%	4.569888%	44
06/17/25	0	0.00	0	0.00	2	17,300,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594657%	4.570037%	45
05/16/25	1	8,564,705.39	0	0.00	2	17,300,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594794%	4.570172%	46
04/17/25	0	0.00	1	11,100,000.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.594945%	4.570319%	47
03/17/25	1	11,100,000.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595080%	4.570452%	48
02/18/25	1	8,611,727.15	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595257%	4.570626%	49
01/17/25	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.595390%	4.570757%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30316223	11/06/25	0	5	63,436.98	63,436.98	0.00	15,500,000.00	02/26/24	1
20	30316231	01/06/25	10	6	42,816.31	478,048.67	69,182.27	11,100,000.00	02/28/25	2
23	30316233	07/06/25	4	6	50,463.79	252,781.29	0.00	8,535,008.31	10/08/25	98
27	30316237	11/06/25	0	B	29,712.30	29,712.30	0.00	5,184,985.66
31	30316241	03/06/21	56	6	(197.42)	1,247,575.18	549,182.82	6,200,000.00	02/10/21	7	05/10/23		08/11/25
Totals					186,231.96	2,071,554.42	618,365.09	46,519,993.97
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,500,000	0	15,500,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		12,500,000	12,500,000	0		0
37 - 48 Months		572,850,996	547,090,730	19,560,266		6,200,000
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	600,850,996	575,090,730	0	0	19,560,266	6,200,000
Nov-25	631,337,258	590,061,222	15,500,000	0	19,576,036	6,200,000
Oct-25	631,786,362	590,495,779	0	23,990,584	11,100,000	6,200,000
Sep-25	632,268,901	590,962,672	8,506,229	0	26,600,000	6,200,000
Aug-25	632,714,175	599,914,175	0	0	26,600,000	6,200,000
Jul-25	633,157,619	600,357,619	0	0	26,600,000	6,200,000
Jun-25	633,634,701	600,834,701	0	0	26,600,000	6,200,000
May-25	634,074,360	592,709,655	8,564,705	0	26,600,000	6,200,000
Apr-25	634,547,794	601,747,794	0	11,100,000	15,500,000	6,200,000
Mar-25	634,983,699	602,183,699	11,100,000	0	15,500,000	6,200,000
Feb-25	635,524,949	605,213,222	8,611,727	0	15,500,000	6,200,000
Jan-25	635,956,833	614,256,833	0	0	15,500,000	6,200,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30316223	15,500,000.00	15,500,000.00	100,200,000.00	01/27/25	7,239,304.00	2.61000	09/30/23	04/06/24	I/O
20	30316231	11,100,000.00	11,100,000.00	11,350,000.00	06/13/25	(37,529.86)	(0.29000)	03/31/25	12/06/29	I/O
23	30316233	8,460,265.96	8,535,008.31	15,900,000.00	03/01/19	958,673.67	1.58000	12/31/24	04/06/29	279
31	30316241	6,200,000.00	6,200,000.00	6,700,000.00	04/05/24	404,911.27	1.24689	--	04/06/29	I/O
Totals		41,260,265.96	41,335,008.31	134,150,000.00		8,565,359.08

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30316223	OF	NY	02/26/24	1

12/11/2025 - The loan transferred to Special Servicing effective 2/1/2024 for imminent maturity default ahead of its 4/6/2024 maturity date. The subject property is a 355,217 SF office property located in New York, NY, built in 1914 and renovated

i n 2018. The property was inspected in February 2025 and was found to be in overall good condition with some aged mechanical systems. The loan is cash managed. Occupancy is 56% as of December 2025. A restructuring closed in

December 2025 under which the existing Note B was bifurcated into a B-1 and B-2 structure, with the borrower providing new equity to repay outstanding advances, address property level issues, and create capital for leasing.The modification will be boarded with the master servicer and the loan is expected to be returned by the end of Q1, 2026.

20	30316231	OF	TN	02/28/25	2

12/11/2025 - Loan transferred to Special Servicing effective 3/3/25 due to monetary default. Hello Letter and PNA sent. PNA has not been executed and communication with Borrower runs through Trust counsel. The Property''s single tenant

(Aramark) do wnsized from 100% occupancy to 27% in July 2024. Cash management has been implemented. The loan is paid through Jan 2025. Trust''s complaint for appointment of a Receiver was granted 9/24/2025.

23	30316233	LO	TX	10/08/25	98

12/11/2025 - Loan transferred to Special Servicing effective 10/9/2025 due to payment default. Loan is due for 8/6/2025 payment. Collateral is a 101-key limited-service Fairfield Inn & Suites in Lubbock, TX, built in 2017. Borrower has the collat eral on the market as the REIT is in a wind down mode. To allow time for the marketing effort to conclude, Borrower proposed a forbearance and a proposal to bring the loan current, which is under consideration by the Noteholder. An updated appraisal has been ordered.

31	30316241	MF	NY	02/10/21	7

11/12/2025 - The Loan transferred to new special servicer effective 4/24/23; SS transfer date 2/10/21 due to payment default. Interest is currently paid to 4/6/21. The collateral is a 10-unit multifamily property located in Brooklyn, NY. Foreclosur e complaint filed 11/10/21. Motion for summary judgment filed 3/6/23. The Borrower filed for bankruptcy on 5/10/23. Some reinstatement discussions took place following the bankruptcy filing, but were unsuccessful. Sale through the bankruptcy court took pl ace in late August 2024, at which the lender was the high bidder. The bankruptcy court must approve the sale (which has now occurred). Title officially transferred in August 2025. REO is under management. Updated appraisal is under review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30316220	0.00	4.48000%	0.00	4.48000%	8	02/05/24	02/05/24	08/14/25
21	30316232	10,656,079.05	5.09000%	10,656,079.05 5.09000%		8	10/06/20	10/06/20	10/28/20
Totals		10,656,079.05		10,656,079.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30316222 09/17/24	17,746,439.65	38,100,000.00	10,122,738.96	635,641.67	10,122,738.96	9,487,097.29	8,259,342.36	0.00	0.00	8,259,342.36	40.28%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,746,439.65	38,100,000.00	10,122,738.96	635,641.67	10,122,738.96	9,487,097.29	8,259,342.36	0.00	0.00	8,259,342.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	30316222	09/17/24	0.00	0.00	8,259,342.36	0.00	0.00	8,259,342.36	0.00	0.00	8,259,342.36
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,259,342.36	0.00	0.00	8,259,342.36	0.00	0.00	8,259,342.36

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(19.41)	0.00	0.00	0.00
12	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	26,608.33	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,729.17	0.00	0.00	0.00	0.00	26,608.33	(19.41)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		40,318.09

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27